Debt - Additional Information (Detail)						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2019 USD ($)	Jul. 30, 2019 USD ($) Apartment	Jul. 31, 2018 USD ($) Subsidiary	Nov. 29, 2017 USD ($) Subsidiary	May 18, 2016 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 29, 2017 USD ($) Subsidiary	Aug. 26, 2015 USD ($)
Shares Issued And Outstanding [Line Items]
Interest expense						$ 12,562,978	$ 12,273,389	$ 36,962,055	$ 31,619,697	$ 44,374,484	$ 34,944,074	$ 26,060,155
Amortization of deferred financing costs						256,547	269,417	750,751	762,658	1,056,545	1,012,380	937,075
Change in fair value of interest rate cap agreements								(223,867)	641,013	87,160	(447,668)	(270,222)
Accumulated amortization of debt discount									207,074	207,074	354,984	90,718
Credit facility seasoning fees							16,101		30,978	57,007	45,680	65,302
Credit facility commitment fees						0	566,048	2,137	587,520	587,520	664,880	0
Net of capitalized interest						49,068		49,068
Interest Rate Cap [Member]
Shares Issued And Outstanding [Line Items]
Change in fair value of interest rate cap agreements						24,144	62,119	223,867	641,013	$ (87,160)	85,426	270,222
Master Credit Facility Agreement [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Loan processing fee			$ 2,758,345
Advisory fee, amount			2,758,345
CME Loan [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Advisory fee, amount			804,250
CME Loan [Member] | Subsidiaries [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Advisory fee, amount			804,250
November Refinancing Transactions [Member] | LIBOR [Member]
Shares Issued And Outstanding [Line Items]
Variable rate										1.94%
December Refinancing Transactions [Member] | LIBOR [Member]
Shares Issued And Outstanding [Line Items]
Variable rate										1.88%
Lineof Credit P N C Bank [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity					$ 65,000,000
Unused commitment fee percentage					0.15%
Lineof Credit P N C Bank [Member] | Line of Credit [Member] | LIBOR [Member]
Shares Issued And Outstanding [Line Items]
Variable rate					1.60%
Lineof Credit P N C Bank [Member] | Line of Credit [Member] | Base Rate [Member]
Shares Issued And Outstanding [Line Items]
Variable rate					0.60%
Accounts Payable and Accrued Liabilities [Member]
Shares Issued And Outstanding [Line Items]
Interest payable						$ 3,664,971		$ 3,664,971		$ 4,006,127	2,581,941
Line of Credit [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity										$ 551,669,000				$ 200,000,000
Line of credit facility, borrowing capacity, accordion feature														$ 350,000,000
Unused commitment fee percentage										0.10%
Additional unused commitment fee percentage										1.00%
Seasoning fee percentage										$ 0.0025
Seasoning fee percentage, increase on each subsequent anniversary										0.25%
Line of Credit [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Shares Issued And Outstanding [Line Items]
Servicing rate										0.05%
Line of Credit [Member] | Revolving Credit Facility [Member] | LIBOR [Member] | Minimum [Member]
Shares Issued And Outstanding [Line Items]
Variable rate										1.80%
Line of Credit [Member] | Revolving Credit Facility [Member] | LIBOR [Member] | Maximum [Member]
Shares Issued And Outstanding [Line Items]
Variable rate										2.10%
Notes Payable to Banks [Member]
Shares Issued And Outstanding [Line Items]
Accumulated amortization of debt discount							$ 29,582		$ 207,074	$ 0	$ 445,702	$ 0
Berkeley Point [Member] | Master Credit Facility Agreement [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity			551,669,000
Debt Instrument, Fee Amount			1,930,842
Berkeley Point [Member] | Master Credit Facility Agreement [Member] | Subsidiaries [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Amount of debt repaid under refinancing transactions			$ 479,318,649
Number of subsidiaries refinanced under the revolving credit facility | Subsidiary			16
Berkeley Point [Member] | Master Credit Facility Agreement Tranche 1 [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity			$ 331,001,400
Fixed interest rate			4.43%
Berkeley Point [Member] | Master Credit Facility Agreement Tranche 2 [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity			$ 137,917,250
Fixed interest rate			4.57%
Berkeley Point [Member] | Master Credit Facility Agreement Tranche 3 [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity			$ 82,750,350
Berkeley Point [Member] | Master Credit Facility Agreement Tranche 3 [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Shares Issued And Outstanding [Line Items]
Variable rate			1.70%
Berkeley Point [Member] | CME Loan [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Debt Instrument, Fee Amount			$ 643,400
Berkeley Point [Member] | CME Loan [Member] | Subsidiaries [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Debt Instrument, Fee Amount			643,400
Berkeley Point [Member] | Stoneridge Farms Financing [Member]
Shares Issued And Outstanding [Line Items]
Fixed interest rate		3.36%
Debt Instrument, Fee Amount		$ 228,555
Loan processing fee		$ 342,833
Loan maturity date		Aug. 01, 2029
Payments beginning due date		Sep. 01, 2024
Monthly interest payable date		Sep. 01, 2019
Number of apartment homes | Apartment		336
Berkeley Point [Member] | Subsidiaries [Member] | Master Credit Facility Agreement [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Amount of debt repaid under refinancing transactions			$ 479,318,649
Number of subsidiaries refinanced under the revolving credit facility | Subsidiary			16
Berkeley Point [Member] | Subsidiaries [Member] | Stoneridge Farms Financing [Member]
Shares Issued And Outstanding [Line Items]
Debt instrument, face amount		$ 45,711,000
Number of subsidiaries refinanced under under stoneridge farms financing		1
PNC Bank [Member]
Shares Issued And Outstanding [Line Items]
Amount of debt repaid under refinancing transactions	$ 75,386,000
Debt Instrument, Fee Amount	301,538
Advisory fee, amount	200,000
Debt instrument, face amount	$ 80,410,000
Loan maturity date	Oct. 01, 2029
Monthly interest payable date	Nov. 01, 2024
PNC Bank [Member] | CME Loan [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity			$ 160,850,000
Fixed interest rate			4.43%
PNC Bank [Member] | CME Loan [Member] | Subsidiaries [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Amount of debt repaid under refinancing transactions			$ 131,318,742
Number of subsidiaries refinanced under the revolving credit facility | Subsidiary			5
Line of credit facility, borrowing capacity			$ 160,850,000
Fixed interest rate			4.43%
PNC Bank [Member] | November Refinancing Transactions [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity				$ 100,752,000
PNC Bank [Member] | Subsidiaries [Member] | November Refinancing Transactions [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Amount of debt repaid under refinancing transactions				$ 93,825,000
Number of subsidiaries refinanced under the revolving credit facility | Subsidiary				3
PNC Bank [Member] | Subsidiaries [Member] | Loan Agreement [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Number of subsidiaries refinanced under the revolving credit facility | Subsidiary													3
Line of credit facility, borrowing capacity													$ 92,475,000
PNC Bank [Member] | Subsidiaries [Member] | December Refinancing Transactions [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity													$ 97,080,000